Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets Measured at Fair Value on Recurring Basis
For the years ended December 31, 2018 and 2019, none of the Company’s assets measured on a recurring basis was determined by using significant unobservable inputs.
The following table presents our assets measured at fair value on a recurring basis as of December 31, 2018 and 2019:
December 31, 2018

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	—	3,609	—	3,609
December 31, 2019

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	—	2,010	—	2,010